Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Amortization of Intangible Assets		$ 71	$ 69
Goodwill impairment expense	$ 777	777	0	$ 0
Goodwill	362	362	1,177	$ 1,061
Goodwill, Acquired During Period		3
Goodwill	$ 3,750	$ 3,750	$ 3,788